INCOME TAX	12 Months Ended
Dec. 31, 2024
Disclosure Of Income Tax [Abstract]
INCOME TAX
NOTE 4:	INCOME TAX

a.	Details regarding the tax environment of the Israeli companies:

1)	Corporate tax rate

Taxable income of the Israeli companies is subject to the Israeli corporate tax at the rate of 23% in the years 2024, 2023 and 2022.

2)	Benefits under the Law for the Encouragement of Capital Investments (Investment Law)

The Investment Law provides tax benefits for Israeli companies meeting certain requirements and criteria. According to the Investment Law, a flat rate tax applies to companies eligible for the “Preferred Enterprise” status. In order to be eligible for Preferred Enterprise status, a company must meet minimum requirements to establish that it contributes to the country’s economic growth and is a competitive factor for the gross domestic product.

The Investment Law also added a new tax benefit tracks effective January 1, 2017 for a “preferred technological enterprise” and a “special preferred technological enterprise” that awards reduced tax rates to a technological industrial enterprise for the purpose of encouraging activity relating to the development of qualifying intangible assets.

Preferred technological income that meets the conditions required in the law, will be subject to a reduced corporate tax rate of 12%, and if the preferred technological enterprise is located in Development Area A to a tax rate of 7.5%.

The Investment Law also provides that no tax will apply to a dividend distributed out of preferred income to a shareholder that is an Israeli resident company. A tax rate of 20% shall apply to a dividend distributed out of preferred income and preferred technological income, to an individual shareholder or foreign resident, subject to double taxation prevention treaties.

On May 16, 2017, the Knesset Finance Committee approved Encouragement of Capital Investment Regulations (Preferred Technological Income and Capital Gain of Technological Enterprise) – 2017 (hereinafter: “the Regulations”), which provides rules for applying the “preferred technological enterprise” and “special preferred technological enterprise” tax benefit tracks including the Nexus formula that provides the mechanism for allocating the technological income eligible for the benefits.

The Company approached the Israeli Tax Authority on December 28, 2023, for the renewal of the tax ruling regarding industrial enterprise and preferred technological enterprise, for the eligibility of the benefits under the Investment Law for the next five years beginning in 2022. The Company is currently in the process of receiving the tax ruling from the Israeli Tax Authority.

b.	Details regarding the tax environment of the non-Israeli companies:

Non-Israeli subsidiaries are taxed according to the tax laws in their countries of residence as reported in their statutory financial statement prepared under local accounting regulations.

c.	Carry forward losses

(1)	Israel

As of December 31, 2024, the net operating loss carryforwards, or NOLs are approximately USD 27.8 million (2023: 20.4 million), and the Capital Loss to carry forward is approximately USD 2.8 million (2023: USD 3 million). The losses carryforward do not expire under Israeli tax laws.

(2)	US

The Group submit a US federal consolidated tax return.

Provisions enacted in the Tax Cuts and Jobs Act in 2017 related to the capitalization for tax purposes of research and experimental expenditures (“R&E”) became effective on January 1, 2022. These new R&E provisions require us to capitalize certain research and experimental expenditures and amortize them on the U.S. tax return over five or fifteen years, depending on where these costs are conducted. The tax expense in the U.S. would increase as a result, unless these provisions are modified through legislative processes in the future. The Company applies the enacted act.

The Group has several U.S. federal NOLs, following previous acquisitions:

1.	Approximately USD 100.8 million, which will expire starting 2038. As of December 31, 2024, the remaining NOLs are approximately USD 51.6 million (2023: USD 56.7 million).

2.	Approximately USD 315 million which can be utilized over the next 51 years. As of December 31, 2024, the remaining NOLs are approximately USD 265.9 million (2023: USD 307.2 million).

As of December 31, 2024 the Capital Loss to carry forward is approximately USD 29.5 million (2023: USD 27.7 million). Capital losses can be carried back for three years, and forward for five years, and can be subject to several restrictions.

Additionally, for tax years beginning after December 31, 2017, the Tax Cuts and Jobs Act limits the NOL deduction to 80% of taxable income, repeals carryback of all NOLs arising in a tax year ending after 2017 and permits indefinite carryforwards for all such NOLs. NOL’s arising in a tax year ending on or before 2017 can offset 100% of taxable income, are available for carryback, and expire 20 years after they arise.

Pursuant to Section 382 of the Internal Revenue Code, the acquired companies in the US underwent ownership changes for tax purposes (i.e., a change of more than 50% in stock ownership involving 5% shareholders) on the acquisition date. As a result, the use of the Company’s total US NOL carryforwards and tax credits generated prior to the ownership change is subject to annual use limitations under Section 382 and potentially also under section 383 of the Code and comparable state income tax laws.

(3)	International

As of December 31, 2024, the NOLs are approximately USD 18.7 million (2023: USD 19.2 million).

d.	Composition of income tax benefit:

	Year ended December 31
	2024	2023	2022
	USD thousands

Current tax expense (income)
Current year	7,878	(2,331)	14,378

Deferred tax expense (income)
Creation and reversal of temporary differences	(4,783)	4,834	5,310

Tax expenses	3,095	2,503	19,688

The following are the domestic and foreign components of the Group’s income taxes:

	Year ended December 31
	2024	2023	2022
	USD thousands

Domestic	4,935	(5,352)	5,766
US	(1,214)	8,712	11,578
International	(626)	(857)	2,344

Tax expenses	3,095	2,503	19,688

e.	Reconciliation between the theoretical tax on the pre-tax profit (loss) and the tax expense:

	Year ended December 31
	2024	2023	2022
	USD thousands

Profit (Loss) before taxes on income	38,532	(18,984)	42,425

Primary tax rate of the Company	23%	23%	23%

Tax calculated according to the Company’s primary tax rate	8,862	(4,366)	9,758

Additional tax (tax saving) in respect of:
Non-deductible expenses net of tax exempt income (*)	575	3,329	11,642
Difference between measurement basis of income/expenses for tax purposes and measurement basis of income/expenses for financial reporting purposes	(2,337)	-	(654)
Effect of reduced tax rate on preferred loss (income)	1,394	4,963	(4,625)
Utilization of tax losses from prior years for which deferred taxes were not recognized	-	(90)	(2,539)
Effect on deferred taxes at a rate different from the primary tax rate	(4,745)	892	2,697
Recognition of deferred taxes for tax losses and benefits from previous years for which deferred taxes were not created in the past	(4,224)	(4,852)	(1,104)
Recognition in temporary differences for which deferred taxes are not recognized	(1,411)	656	35
Taxes in respect of previous years	2,282	-	-
Foreign tax rate differential	2,699	1,971	4,478

Tax expenses	3,095	2,503	19,688

Effective income tax rate	8%	(13)%	46%

(*)	including non- deductible share-based compensation expenses.

f.	Deferred tax assets and liabilities:

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are presented below:

	Intangible Assets and R&D expenses	Employees Compensation	Carryforward Losses	Accrued Expenses	Doubtful Debt	Other	Total
	USD thousands
Balance of deferred tax asset (liability) as of January 1, 2023	(11,694)	7,246	15,419	1,693	2,751	1,584	16,999
Discontinuance of Consolidation	168	(57)	-	(532)	(99)	(1)	(521)
Changes recognized in profit or Loss	(524)	(3,837)	411	(960)	643	(597)	(4,864)
Effect of change in tax rate	-	30	-	-	-	-	30
Changes recognized in equity	(79)	(34)	102	6	-	-	(5)
Balance of deferred tax asset (liability) as of December 31, 2023	(12,129)	3,348	15,932	207	3,295	986	11,639
Changes recognized in profit or Loss	1,938	2,166	(588)	76	650	541	4,783
Changes recognized in equity	48	1,021	(125)	(3)	(5)	(3)	933
Balance of deferred tax asset (liability) as of December31, 2024	(10,143)	6,535	15,219	280	3,940	1,524	17,355

As of each reporting date, the Company’s management considers new evidence, both positive and negative, that could impact management’s view with regard to future realization of deferred tax assets.

g.	Uncertain tax positions:

As of December 31, 2024, and 2023, the Company has gross unrecognized tax benefits of approximately USD 6,260 thousand and USD 6,383 thousand , respectively. The Company classifies liabilities for unrecognized tax benefits in current tax.

h.	Tax assessment:

On December 31, 2024, the Company received a tax assessment from the Israeli authorities for the tax years up to and including the year ended December 31, 2022. The impact of the tax assessment on the prior year taxes is reflected in the 2024 current tax expenses. The Company considers tax years until 2022 and 2020 for Israel and the US federal group, respectively as closed for tax assessment.